Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Non-Cancellable Lease Contracts

As of March 31, 2026, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office lease at 31 Jurong Port Road #02-20 Jurong Logistics Hub Singapore 619115	3 years
Warehouse lease at 31 Jurong Port Road #01-25/26/27/28/29/30 Jurong Logistics Hub Singapore 619115	6 years
Photocopier machine	5 years

Schedule of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the consolidated balance sheet:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Right of use assets	4,543,769	3,709,974	2,877,456

Lease liabilities
Current	866,559	936,187	726,107
Non-current	3,677,210	2,773,787	2,151,349
	4,543,769	3,709,974	2,877,456
A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:
	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Operating lease expense	984,308	1,003,597	1,036,946	804,255

The following summarizes other supplemental information about the Company’s lease as of March 31, 2025 and 2026:

	As of March 31, 2025	As of March 31, 2026
Weighted average discount rate	4.09%	4.07%
Weighted average remaining lease term	4.69 years	3.71 years

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancellable operating lease agreements as of March 31, 2026 were as follows:

	Minimum lease payment
	S$	US$
2027	1,069,846	829,773
2028	978,595	758,998
2029	978,595	758,998
2030	978,595	758,998
2031 onwards	15,704	12,180
Total future minimum lease payments	4,021,335	3,118,947
Less imputed interest	(311,361)	(241,491)
Present value of operating lease liabilities	3,709,974	2,877,456
Less: current portion	(936,187)	(726,107)
Long-term portion	2,773,787	2,151,349